CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Net revenues:
Advertising and IVAS	$ 34,047	$ 32,507	$ 46,641
Financing income	29,317	8,604	27
Total net revenues	63,364	41,111	46,668
Cost of revenues:
Cost of revenues	51,767	36,720	34,663
Gross profit	11,597	4,391	12,005
Operating expenses:
Selling and marketing	21,276	30,502	34,593
Research and development	20,750	32,392	42,697
General and administrative	42,584	46,803	48,764
Impairment of goodwill			46,864
Total operating expenses	84,610	109,697	172,918
Loss from operations	73,013	105,306	160,913
Other (expenses) income	12,892	(6,884)	(1,352)
Exchange loss on offshore bank accounts	(4)	(174)	(2,277)
Interest income	919	2,190	12,569
Interest expenses	(12,439)	(2,041)
Realized gain (loss) on short-term investments	552	(98,112)	139,265
Impairment of long-term investments	(102,307)	(4,258)
Loss before provision of income tax and earnings (loss) in equity method investments and noncontrolling interest, net of tax	(173,400)	(214,585)	(12,708)
Income tax expenses	(2,470)	(3,124)	(6,517)
Loss before earnings (loss) in equity method investments and noncontrolling interest, net of tax	(175,870)	(217,709)	(19,225)
Earnings (loss) in equity method investments, net of tax	(18,183)	(5,468)	49,015
Income (loss) from continuing operations	(194,053)	(223,177)	29,790
Discontinued operations:
(Loss) income from the operations of the discontinued operations, net of tax (benefits) expenses of $(321), $944 and $102 for the years ended December 31, 2014, 2015 and 2016, respectively	391	1,520	(27,194)
Gain on deconsolidation of subsidiaries, net of tax of $nil, $nil and $454 for the years ended December 31, 2014, 2015 and 2016, respectively	8,310		489
Gain on disposal of equity method investment, net of tax expenses of $6,027, $nil and $nil for the years ended December 31, 2014, 2015 and 2016, respectively			56,993
Income from discontinued operations, net of tax expenses of $5,706, $944 and $556 for the years ended December 31, 2014, 2015 and 2016, respectively	8,701	1,520	30,288
Net income (loss)	(185,352)	(221,657)	60,078
Net loss attributable to the noncontrolling interest		1,529	382
Net income (loss) from continuing operations attributable to Renren Inc.	(194,053)	(221,648)	30,172
Net income from discontinued operations attributable to Renren Inc.	8,701	1,520	30,288
Net income (loss) attributable to Renren Inc.	$ (185,352)	$ (220,128)	$ 60,460
Net income (loss) per share from continuing operations attributable to Renren Inc. shareholders:
Basic (in dollars per share)	$ (0.19)	$ (0.22)	$ 0.03
Diluted (in dollars per share)	(0.19)	(0.22)	0.03
Net income per share from discontinued operations attributable to Renren Inc. shareholders
Basic (in dollars per share)	0.01	0	0.03
Diluted (in dollars per share)	0.01	0	0.03
Net income (loss) per share attributable to Renren Inc. shareholders:
Basic (in dollars per share)	(0.18)	(0.22)	0.06
Net income (loss) per ordinary share attributable to Renren Inc. shareholders - diluted:	$ (0.18)	$ (0.22)	$ 0.06
Weighted average number of shares used in calculating net income (loss) per share from continuing operations attributable to Renren Inc. shareholders:
Basic (in shares)	1,022,664,396	1,019,378,556	1,059,446,436
Diluted (in shares)	1,022,664,396	1,019,378,556	1,067,631,709
Weighted average number of shares used in calculating net income per share from discontinued operations attributable to Renren Inc. shareholders:
Basic (in shares)	1,022,664,396	1,019,378,556	1,059,446,436
Diluted (in shares)	1,027,176,963	1,027,236,202	1,067,631,709